Estimated Annual Amortization Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Finite-Lived Intangible Assets [Line Items]
2015	$ 12,157	75,434
2016	8,689	53,910
2017	5,378	33,370
2018	4,152	25,761
2019	3,450	21,405
Thereafter	432	2,680
Total	$ 34,258	212,560